INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Inventory [Table Text Block]
	2017	2016

Computers	$9,698	$14,478
Monitors	31,779	38,013
Printers	2,175	2,860
Charging stations	24,968	17,040
Parts and enclosures	56,481	31,433
General	3,672	42,574
	$128,773	$146,398